IPS Funds 'Dreamer Man' :30
Script draft 7/13/2000

Visual	Audio

Wide shot of field - tall grass blowing in wind. Man walks in slow-motion through field. Man stops in contemplative pose. Cut to CU of Man.

Cut to Wide shot - reveal minivan parked on side of highway next to field. Wife is rolling tire to the trunk. Younger son#2 is standing in field, half-way between Dad/Son1 and Car.

LOGO:
IPS Funds

A Morningstar*****fund: 3 Years*
A Morningstar*****fund: 5 Years*

*As shown in the table below.

Blowing wind and contemplative music(violins/piano)

Man(VO) : (reflecting) You don't want to be left behind. With so many investment choices out there, it's easy to feel stranded.

Man(VO) : (continuing) Let's face it. The Internet is changing the way we do business. New players. New connections. New growth.

Man(VO) : (continuing) So why be left behind ... stranded, on the side of the road.

Music stops. Film is in real-time. Sounds of cars passing on road next to field.

Son#1: (tugging on sleeve) Dad ?... Mom and I changed the tire. Can we go now?

Contemporary music bed begins here

Closing Anncr: IPS Funds. Investing ... in connectivity.

Wife(VO under logo) : - Honey ... what were you doing out there?

* * * * *
MORNINGSTARTM RATING
100% No Load

ONE YEAR	THREE YEAR	FIVE YEAR	LIFE OF FUND
63.03%	51.14%	39.38%	38.32%


IPS Funds 'Mom' :30
Script draft 7/13/2000

Visual	Audio

Medium shot of woman in European-looking gardens. She is sitting on bench with English ivy in background. She stares off camera with a contemplative look. We inter-cut between her children/husband playing in distance, and back to her.

Husband is chasing children around gardens. He looks up to discover ... a tree! Clumsy dad just ran into a tree.

LOGO:
IPS Funds

A Morningstar*****fund: 3 Years*
A Morningstar*****fund: 5 Years*

As shown in the table below.

Sounds of children laughing in background. Classical music plays throughout.

Woman(VO) : (speaking contemplatively) It seems like yesterday ... they were just babies.

Woman(VO) : (smile in voice) Before long, they'll be having children of their own.

Woman(VO) : Now is the time to plan. To prepare. To make ready the journey ahead of them.

Woman(VO) : (she looks toward husband) We tell them to prepare for what lies ahead. But the question remains ... Are we (ready)?

Woman(VO) : (raising eyebrow with a 'woops' look) hmm.

Contemporary music bed begins here

Closing Anncr: IPS Funds. Investing ... in connectivity.

Woman(VO under logo): Are you OK dear?
Dad(VO under logo): I'm fine ... fine.

* * * * *
MORNINGSTARTM RATING
100% No Load

ONE YEAR	THREE YEAR	FIVE YEAR	LIFE OF FUND
63.03%	51.14%	39.38%	38.32%